SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Trade payable	$ 174,296	$ 174,475	$ 48,149
Bank overdraft			28
Salary payable	368,000	278,000	158,000
Accrued interest	86,613	60,669	34,872
Other current liabilities	499,500	376,317	142,477
Accounts payable and accrued liabilities	$ 1,128,409	$ 889,461	$ 383,526